Cash and Cash Equivalents: (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 4,400,423	$ 1,122,542
Money market funds	29,639,539	34,624,507
Total	$ 34,039,962	$ 35,747,049